Post-Employment and Other Non-current Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Summary of Long-term Assumptions	In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2020	2019	2018
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on de net defined benefit liability (asset)	7.2%	7.5%	9.4%
Salary increase: (Non-Union/Union)	4.5%	4.5%	4.6%
Future pension increase	3.5%	3.5%	3.6%
Biometric:
Mortality	EMSSA 2009 (1)	EMSSA 2009 (1)	EMSSA 2009 (1)
Disability	IMSS 97 (2)	IMSS-97 (2)	IMSS-97 (2)
Normal retirement age	60 years	60 years	60 years
Rest of employee turnover	BMAR2007 (3)	BMAR2007 (3)	BMAR2007 (3)
(1)     EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2)      IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3) BMAR. Actuary experience
Summary of Defined Benefit Plan Expected Future Benefit Payments
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2021	Ps. 305	Ps. 66
2022	173	59
2023	226	61
2024	247	63
2025	289	67
2026 to 2030	1,854	176

Balances of Liabilities for Post-employment and Other Non-current Employee Benefits	Balances of the liabilities for post-employment and other non-current employee benefits

	2020	2019
Pension and Retirement Plans:
Vested benefit obligation	Ps. 996	Ps. 627
Non-vested benefit obligation	1,644	1,421
Accumulated benefit obligation	2,640	2,048
Excess of projected defined benefit obligation over accumulated benefit obligation	1,671	1,864
Defined benefit obligation	4,311	3,912
Pension plan funds at fair value	(1,201)	(1,122)
Net defined benefit liability	Ps. 3,110	Ps. 2,790

Seniority Premiums:
Vested benefit obligation	Ps. 307	Ps. 214
Non-vested benefit obligation	224	133
Accumulated benefit obligation	531	347
Excess of projected defined benefit obligation over accumulated benefit obligation	334	283
Defined benefit obligation	865	630
Seniority premium plan funds at fair value	(137)	(127)
Net defined benefit liability	Ps. 728	Ps. 503
Total post-employment and other non-current employee benefits	Ps. 3,838	Ps. 3,293

Summary of Trust Assets
Trust assets consist of fixed and variable return financial instruments recorded at market value, which are invested as follows:

Type of instrument	2020	2019
Fixed return:
Traded securities	18%	18%
Life annuities	18%	20%
Bank instruments	17%	9%
Federal government instruments	27%	35%
Variable return:
Publicly traded shares	20%	18%
	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund
In Mexico, the amounts and types of securities of the Company and related parties included in portfolio fund are as follows:

	2020	2019
Mexico
Portfolio:
Debt:
Grupo Industrial Bimbo, S.A.B. de C. V.	Ps. 28	Ps. 26
Grupo Financiero Banorte, S.A.B. de C.V.	9	8
Capital:
Fomento Económico Mexicano, S.A.B. de C.V.	3	2
El Puerto de Liverpool, S.A.B. de C.V.	—	2
Alfa, S.A.B. de C.V.	—	3

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income	Amounts recognized in the consolidated income statements and the consolidated statements of equity

	Income statement				Accumulated OCI
2020	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 229	Ps. 71	Ps. —	Ps. 188	Ps. 934
Seniority premiums	68	—	—	43	239
Total	Ps. 297	Ps. 71	Ps. —	Ps. 231	Ps. 1,173
	Income statement				Accumulated OCI
2019	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 170	Ps. (44)	Ps. 2	Ps. 176	Ps. 790
Seniority premiums	35	76	—	24	65
Total	Ps. 205	Ps. 32	Ps. 2	Ps. 200	Ps. 855
	Income statement				Accumulated OCI
2018	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 195	Ps. —	Ps. (5)	Ps. 265	Ps. 370
Seniority premiums	42	—	—	34	(26)
Total	Ps. 237	Ps. —	Ps. (5)	Ps. 299	Ps. 344

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income
Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2020	2019	2018
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps. 855	Ps. 344	Ps. 567
Recognized during the year (obligation liability and plan assets)	213	98	100
Actuarial gains and losses arising from changes in financial assumptions	(76)	456	(357)
Actuarial gains and losses arising from changes in demographic assumptions	184	—	—
Acquisitions	—	—	(83)
Foreign exchange rate valuation (gain)	(3)	(43)	(66)
Philippines disposal	—	—	183
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps. 1,173	Ps. 855	Ps. 344

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment	Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2020	2019	2018
Pension and Retirement Plans:
Initial balance	Ps. 3,912	Ps. 3,388	Ps. 4,369
Current service cost	229	170	195
Effect on curtailment	—	2	(5)
Interest expense	269	275	265
Actuarial gains or losses	257	585	(391)
Foreign exchange loss	28	(69)	(86)
Benefits paid	(455)	(395)	(265)
Acquisitions	—	—	417
Philippines disposal	—	—	(1,111)
Past service credit	71	(44)	—
	Ps. 4,311	Ps. 3,912	Ps. 3,388
Seniority Premiums:
Initial balance	Ps. 630	Ps. 411	Ps. 461
Current service cost	68	35	42
Interest expense	53	37	34
Actuarial gains or losses	187	155	(84)
Benefits paid	(73)	(84)	(42)
Past service cost	—	76	—
	Ps. 865	Ps. 630	Ps. 411

Summary of Changes in the Balance of Plan Assets	Changes in the balance of trust assets

	2020	2019	2018
Pension and retirement plans:
Balance at beginning of year	Ps. 1,122	Ps. 1,031	Ps. 1,692
Actual return on trust assets	75	81	30
Foreign exchange gain	4	2	(2)
Life annuities	—	8	16
Benefits paid	—	—	(1)
Philippines disposal	—	—	(704)
Balance at end of year	Ps. 1,201	Ps. 1,122	Ps. 1,031

Seniority premiums
Balance at beginning of year	Ps. 127	Ps. 111	Ps. 109
Actual return on trust assets	10	16	2
Balance at end of year	Ps. 137	Ps. 127	Ps. 111

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability
The following table presents the impact in absolute terms of a variation of 1.0% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1.0% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projections of long-term Mexican government bonds - CETES:

+1.0%:			Income Statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 195	Ps. 68	Ps. —	Ps. 148	Ps. 1,055
Seniority premiums	64	—	—	36	272
Total	Ps. 259	Ps. 68	Ps. —	Ps. 184	Ps. 1,327
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 233	Ps. 75	Ps. —	Ps. 205	Ps. 1,186
Seniority premiums	69	—	—	44	324
Total	Ps. 302	Ps. 75	Ps. —	Ps. 249	Ps. 1,510

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements
For the years ended December 31, 2020, 2019 and 2018, employee benefits expenses recognized in the consolidated income statements are as follows:

	2020	2019	2018
Included in cost of goods sold:
Wages and salaries	Ps. 3,955	Ps. 4,052	Ps. 4,295
Social security costs	1,251	1,277	1,320
Employee profit sharing	89	79	74
Pension and seniority premium costs (Note 17.4)	69	34	26
Share-based payment expense (Note 18.2)	4	1	3
Included in selling and distribution expenses:
Wages and salaries	15,620	16,068	16,590
Social security costs	4,587	4,717	4,651
Employee profit sharing	551	539	496
Pension and seniority premium costs (Note 17.4)	261	185	158
Share-based payment expense (Note 18.2)	20	2	11
Included in administrative expenses:
Wages and salaries	2,448	2,742	2,771
Social security costs	541	625	557
Employee profit sharing	33	35	31
Pension and seniority premium costs (Note 17.4)	38	20	46
Post-employment benefits other (Note 17.4)	—	—	2
Share-based payment expense (Note 18.2)	166	185	143
Total employee benefits expense	Ps. 29,633	Ps. 30,561	Ps. 31,174